Application of New Standards, Amendments and Interpretations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Summary of new and amended standards adopted by the group

New Standards, Interpretations and Amendments	Effective date by IASB
IFRS 17, ‘Insurance contracts’	January 1, 2023
Amendments to IFRS 17, ‘Insurance contracts’	January 1, 2023
Amendments to IFRS 17, ‘Initial application of IFRS 17 and IFRS 9 - comparative information’	January 1, 2023
Amendments to IAS 1, ‘Disclosure of accounting policies’	January 1, 2023
Amendments to IAS 8, ‘Definition of accounting estimates’	January 1, 2023
Amendments to IAS 12, ‘Deferred tax related to assets and liabilities arising from a single transaction’	January 1, 2023
Amendments to IAS 12, ‘International tax reform - pillar two model rules’	May 23, 2023

Summary of new and revised International financial reporting standards not yet adopted

New Standards, Interpretations and Amendments	Effective date by IASB
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by IASB
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’	January 1, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or non-current’	January 1, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’	January 1, 2024
Amendments to IAS 7 and IFRS 7, ‘Supplier finance arrangements’	January 1, 2024
Amendments to IAS 21, ‘Lack of exchangeability’	January 1, 2025